Prepaid Expenses and Other Current Assets (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Notes to Financial Statements
Prepaid Officers Compensation	$ 253,233	$ 291,617	$ 445,149
Prepaid Directors Compensation		29,442	147,207
Prepaid Marketing and Production Expenses	156,000	2,750	13,750
Other Prepaid Expenses and Current Assets	39,784	64,265	28,616
Total prepaid expenses and other current assets	$ 449,017	$ 388,074	$ 634,722